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May 15, 2019
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549
Re:	The Weitz Funds (File Nos. 333-107797 and 811-21410)
Ladies and Gentlemen:
On behalf of The Weitz Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 43 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The purpose of the Amendment is to reflect certain changes to the Prospectus for the Hickory Fund (the “Fund”).  The Amendment is being filed for the specific purposes of modifying the Fund’s principal investment strategies to disclose that the Fund invests the majority of its assets in the common stock of medium sized companies, and to disclose the Fund’s definition of medium sized companies to be those companies with market capitalizations of greater than $1 billion and less than or equal to the market capitalization of the largest company in the Russell Midcap Index.

As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment receive selective review from the Securities and Exchange Commission and its staff of the changes to the principal investment strategies of the Hickory Fund contained herein because the other disclosures set forth in the Amendment are “not substantially different”1 from the disclosures that the Trust previously filed in post-effective amendment No. 39 to the Trust’s registration statement on Form N-1A.

The Trust undertakes to make an additional filing of the Registration Statement to respond to any comments with respect to this filing and to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

[1]	See Investment Company Act Rel. No. 13768.

Securities and Exchange
Commission
May 15, 2019
Page 2

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3393 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks